Expense Example - Monongahela All Cap Value Fund - Monongahela All Cap Value Fund Shares	Sep. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	432
Expense Example, with Redemption, 5 Years	801
Expense Example, with Redemption, 10 Years	$ 1,838